SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
	Mar. 31, 2015 CNY (¥) segment	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Employee benefit plans
Expense due to employee benefit plans	¥ 18,077,892	¥ 16,415,881	¥ 16,990,702
Segment reporting
Number of operating segments | segment	1
Cost of revenues
Employee benefit plans
Expense due to employee benefit plans	¥ 5,597,846	5,375,566	4,898,098
Research and development
Employee benefit plans
Expense due to employee benefit plans	5,563,607	4,960,632	4,214,374
Sales and marketing
Employee benefit plans
Expense due to employee benefit plans	4,045,878	3,511,656	5,269,923
General and administrative
Employee benefit plans
Expense due to employee benefit plans	¥ 2,870,561	¥ 2,568,027	¥ 2,608,307